Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 57,539	$ 0
Deposits and prepaid expenses - short term	66,575	30,936
Other receivables	2,988	7,747
Marketable securities	3,096,000	1,755,000
Total current assets	3,223,102	1,793,683
Non-current assets
Deposits and prepaid expenses - long term	0	82,737
Sage Ranch	10,273,524	10,162,415
Power project acquisition and development costs	8,058,124	8,225,009
Total assets	21,554,750	20,263,844
Current liabilities
Overdraft	0	54,227
Accounts payable and accrued liabilities	5,706,049	4,986,099
Loan payables and promissory notes	3,726,817	2,563,145
Joint venture settlement obligation	1,883,795	669,449
Convertible debentures	4,516,351	3,338,552
Convertible debenture derivative	145,122	1,025,803
Current liabilities	15,978,134	12,637,275
Non-current liabilities
Joint venture settlement obligation	1,760,853	2,699,291
Convertible debenture	0	839,132
Total liabilities	17,738,987	16,175,698
Shareholders' equity
Share capital	30,823,321	29,372,058
Reserves	9,948,620	9,228,019
Accumulated other comprehensive income	1,173,226	2,091,508
Deficit	(38,129,404)	(36,603,439)
Total shareholders' equity	3,815,763	4,088,146
Total liabilities and shareholders' equity	$ 21,554,750	$ 20,263,844